FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jul. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of cash holdings [Table Text Block]
	July 31, 2026	July 31, 2025
	$	$
Cash at banks	8,279,615	5,542,504
Short-term GIC	6,707,375	-
Total cash and cash equivalents	14,986,990	5,542,504

Disclosure of amounts receivable [Table Text Block]
	July 31, 2026	July 31, 2025
	$	$
GST/QST due from the Canadian governments	159,005	119,744
Accrued interest on short-term GIC	28,300	-
Due from related party (note 9)	48,961	-
Total amounts receivable	236,266	119,744

Disclosure of carrying and hierarchy level for financial instruments [Table Text Block]
Item	Hierarchy valuation level	July 31, 2026	July 31, 2025
Cash	Level 1	14,986,990	5,542,504
Receivables	Level 1	236,266	119,744
Marketable securities	Level 1	500,000	312,500
Reclamation bonds	Level 1	127,696	33,000
Accounts payable and accrued liabilities	Level 1	3,545,937	980,596
Due to related parties	Level 1	636,143	343,561